Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Deferred Receivable from Issuance of Shares

The following amounts were deferred for the respective parties:

	December 31,
	2013	2012
Steffen Schlehuber	$2,356	$2,356
Claus Schalper	1,755	1,755
Dr. Karsten Schürrle	1,203	1,203
MAPO Beteiligungsgesellschaft mbH	116,487	116,487

Total	$121,801	$121,801